GOODWILL AND INTANGIBLE ASSETS, NET - Intangible assets (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
GOODWILL AND INTANGIBLE ASSETS, NET
Intangible assets at beginning of year	$ 538,958
Amortization expense	(163,754)	$ (141,104)	$ (123,551)
Intangible assets at end of year	495,606	538,958
Intangible assets controlled by entity but recognized directly to expense	86,168	48,584	41,690
Other administrative and general expenses
GOODWILL AND INTANGIBLE ASSETS, NET
Research and development expense	18,736	85,532	78,222
Gross carrying amount
GOODWILL AND INTANGIBLE ASSETS, NET
Intangible assets at beginning of year	1,166,113	1,048,265
Acquisitions	106,404	114,230
Write off	(68,484)	(2,121)
Foreign currency translation adjustment	35,304	5,739
Intangible assets at end of year	1,239,337	1,166,113	1,048,265
Accumulated depreciation
GOODWILL AND INTANGIBLE ASSETS, NET
Intangible assets at beginning of year	(627,155)	(484,813)
Write off	68,484	2,085
Amortization expense	(163,754)	(141,104)
Foreign currency translation adjustment	(21,306)	(3,323)
Intangible assets at end of year	(743,731)	(627,155)	(484,813)
Trademarks
GOODWILL AND INTANGIBLE ASSETS, NET
Intangible assets at beginning of year	8,304
Intangible assets at end of year	5,798	8,304
Trademarks | Gross carrying amount
GOODWILL AND INTANGIBLE ASSETS, NET
Intangible assets at beginning of year	19,375	19,213
Foreign currency translation adjustment	918	162
Intangible assets at end of year	20,293	19,375	19,213
Trademarks | Accumulated depreciation
GOODWILL AND INTANGIBLE ASSETS, NET
Intangible assets at beginning of year	(11,071)	(8,234)
Amortization expense	(3,118)	(2,772)
Foreign currency translation adjustment	(306)	(65)
Intangible assets at end of year	(14,495)	(11,071)	(8,234)
Licenses, software and computer applications
GOODWILL AND INTANGIBLE ASSETS, NET
Intangible assets at beginning of year	426,694
Intangible assets at end of year	424,797	426,694
Licenses, software and computer applications | Gross carrying amount
GOODWILL AND INTANGIBLE ASSETS, NET
Intangible assets at beginning of year	768,923	654,394
Acquisitions	106,404	114,230
Write off	(68,484)	(2,121)
Foreign currency translation adjustment	16,475	2,420
Intangible assets at end of year	823,318	768,923	654,394
Licenses, software and computer applications | Accumulated depreciation
GOODWILL AND INTANGIBLE ASSETS, NET
Intangible assets at beginning of year	(342,229)	(256,694)
Write off	68,484	2,085
Amortization expense	(113,452)	(86,132)
Foreign currency translation adjustment	(11,324)	(1,488)
Intangible assets at end of year	(398,521)	(342,229)	(256,694)
Licenses, software and computer applications | Core Factoring
GOODWILL AND INTANGIBLE ASSETS, NET
Cancellations	6,879
Licenses, software and computer applications | Sede 30 projects
GOODWILL AND INTANGIBLE ASSETS, NET
Cancellations	2,716
Client relationships
GOODWILL AND INTANGIBLE ASSETS, NET
Intangible assets at beginning of year	103,960
Intangible assets at end of year	65,011	103,960
Client relationships | Gross carrying amount
GOODWILL AND INTANGIBLE ASSETS, NET
Intangible assets at beginning of year	377,815	374,658
Foreign currency translation adjustment	17,911	3,157
Intangible assets at end of year	395,726	377,815	374,658
Client relationships | Accumulated depreciation
GOODWILL AND INTANGIBLE ASSETS, NET
Intangible assets at beginning of year	(273,855)	(219,885)
Amortization expense	(47,184)	(52,200)
Foreign currency translation adjustment	(9,676)	(1,770)
Intangible assets at end of year	$ (330,715)	$ (273,855)	$ (219,885)